Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Share

9. Earnings Per Share

The Group follows ASC 260, Earnings Per Share, which requires presentation of basic and diluted income per share (“EPS”) on the face of the statement of operations and comprehensive income for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.

Following the reverse recapitalization completed on March 31, 2026, the weighted-average number of ordinary shares and earnings per share for all prior periods presented have been retrospectively adjusted to reflect the capital structure of the Group’s new legal parent, CoinShares PLC, using the applicable exchange ratio of 1.8237.

This adjustment affects share and per-share information only and has no impact on previously reported net income.

The calculation of the basic and diluted earnings per share is based on the following data:

	For the Six Months Ended June 30,
	2026	2025
Earnings
(Loss)/earnings for the purposes of basic earnings per share	$(23,935)	$77,600
Effect of dilutive instrument on net income	—	—
(Loss)/earnings for the purposes of diluted earnings per share	$(23,935)	$77,600

	For the Six Months Ended June 30,
	2026	2025
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	125,685,405	120,600,818
Weighted effect of dilutive potential ordinary shares: Share options	7,585,121	5,517,259
Weighted average number of ordinary shares for the purposes of diluted earnings per share	133,270,526	126,118,077

Basic (loss)/earnings per share	$(0.19)	$0.64
Diluted (loss)/earnings per share	$(0.19)	$0.62

As noted above, the share options are liability classified and therefore the outstanding shares at June 30, 2026 and December 31, 2025 were excluded from diluted EPS.